Investment Objectives and Goals - Vanguard Mid-Cap Growth Fund	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.